Lease liabilities	12 Months Ended
Dec. 31, 2022
Subclassifications of assets, liabilities and equities [abstract]
Lease liabilities	ease liabilities
The Company recognized right-of-use of assets of $2,602,000 (included in property, plant and equipment in the Consolidated Statements of Financial Position). Identified lease contracts mainly relate to real-estate rental agreements and IT and office equipment leases. The lease liabilities were discounted at an incremental borrowing rate of 14.2%.
The table below presents the carrying amounts of right-of-use assets recognized and the movements during the period:

	Real-estate	IT and office equipment	Total
	(In thousands)
As at January 1, 2020	3,942	107	4,049
Additions	1,448	625	2,073
Disposals	(207)	(255)	(462)
Depreciation expense	(1,184)	(260)	(1,444)
Amortization disposals	185	255	440
As at December 31, 2020	$4,184	$472	$4,656
Additions	437	—	437
Disposals	(210)	(547)	(757)
Depreciation expense	(1,151)	(108)	(1,259)
Amortization disposals	114	183	297
As at December 31, 2021	$3,374	$—	$3,374
Additions	458	—	458
Disposals	(73)	—	(73)
Depreciation expense	(1,230)	—	(1,230)
Amortization disposals	73	—	73
As at December 31, 2022	$2,602	$—	$2,602
The table below present the carrying amounts of lease liabilities and the movements during the period:

	Lease liabilities	Current	Non-current
	(In thousands)
As at January 1, 2020	$4,104	$900	$3,204
Additions	1,750
Interests expense	780
Foreign exchange loss (gain)	363
Payments	(1,221)
As at December 31, 2020	$5,776	$1,014	$4,762
Additions	437
Disposals	(993)
Interests expense	760
Foreign exchange loss (gain)	(297)
Payments	(1,063)
As at December 31, 2021	$4,620	$1,247	$3,373
Additions	458
Disposals	(577)
Interests expense	571
Foreign exchange loss (gain)	(298)
Payments	(1,205)
As at December 31, 2022	$3,569	$1,291	$2,278
The rental charges relating to short-term and low value leases remained classified as operating expenses in the Consolidated Statements of Operations and amounted to $1,248,000 for the year ended December 31, 2022 ($1,411,000 and $660,000 for the years ended December 31, 2021 and 2020, respectively).